Label	Element	Value
Innovator Nasdaq-100® Managed 10 Buffer ETF™ | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	51.70%
Innovator Nasdaq-100® Managed 10 Buffer ETF™ | Communications [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.40%
Innovator Nasdaq-100® Managed 10 Buffer ETF™ | Consumer, Cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.20%
Innovator Nasdaq-100® Managed 10 Buffer ETF™ | Consumer, Non-cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Innovator Nasdaq-100® Managed 10 Buffer ETF™ | Basic Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Innovator Nasdaq-100® Managed 10 Buffer ETF™ | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator Nasdaq-100® Managed 10 Buffer ETF™ | Industrial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator Nasdaq-100® Managed 10 Buffer ETF™ | Finance and Insurance [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator Nasdaq-100® Managed 10 Buffer ETF™ | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%